Leases Disclosure of amounts included in the Income Statements relating to leases (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Presentation of leases for lessee [abstract]
Depreciation of right-of-use assets	R 258	R 248
Interest expense on lease liabilities	28	32
Short-term leases expensed	310	348
Leases of low value assets expensed	49	17
Variable lease payments expensed	R 2,632	R 2,030
Percentage of variable lease payments	80.00%